Details of Significant Accounts - Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue from contracts with customers	$ 24,832	$ 23,379
At a point in time
Revenue
Revenue from contracts with customers	2,893	4,214
Over time
Revenue
Revenue from contracts with customers	21,939	19,165
United States
Revenue
Revenue from contracts with customers	11,256	11,214
United States | At a point in time
Revenue
Revenue from contracts with customers	794	1,593
United States | Over time
Revenue
Revenue from contracts with customers	10,462	9,621
Japan
Revenue
Revenue from contracts with customers	2,203	2,659
Japan | At a point in time
Revenue
Revenue from contracts with customers	418	762
Japan | Over time
Revenue
Revenue from contracts with customers	1,785	1,897
France
Revenue
Revenue from contracts with customers	1,979	1,918
France | At a point in time
Revenue
Revenue from contracts with customers	328	569
France | Over time
Revenue
Revenue from contracts with customers	1,651	1,349
Others
Revenue
Revenue from contracts with customers	9,394	7,588
Others | At a point in time
Revenue
Revenue from contracts with customers	1,353	1,290
Others | Over time
Revenue
Revenue from contracts with customers	$ 8,041	$ 6,298